                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:
                                              -----------
   This Amendment (Check only one): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       The Independent Order of Foresters
Address:    789 Don Mills Road
            Toronto, Ontario
            Canada
            M3C 1T9


Form 13F File Number: 28-
                         ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Katharine Rounthwaite
Title:      SVP, General Counsel, Chief Compliance Officer and Executive
            Secretary
Phone:      416-467-2579

Signature, Place, and Date of Signing:

/s/ Katharine Rounthwaite          Toronto, Ontario, Canada        May 13, 2013
-------------------------

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        ------
Form 13F Information Table Entry Total: 115
                                        ------
Form 13F Information Table Value Total: $99,474 (thousands)
                                        ------
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

First Investors Management Company Inc.
Cramer Rosenthal McGlynn, LLC

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                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5            COLUMN 6   COLUMN 7         COLUMN 8
--------------------------- ---------  ----------  --------  --------------------------  ----------  -------- ----------------------
                             TITLE OF               VALUE    SHRS OR    SH/      PUT/    INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER            CLASS       CUSIP    (X$1000)  PRN AMT    PRN      CALL    DISCRETION  MANAGER    SOLE    SHARED  NONE
--------------------------- ---------  ----------  --------  -------   ------   -------  ----------  -------- -------  -------  ----
Ishares Iboxx Investment    Exchange
Grade Corporate Bond Fund   Traded
                            Fund       464287242     25,477  212,500   SH                Sole                 212,500        0     0
3M Co                       Common     88579Y101        499    4,700   SH                Shared-other N/A       4,700        0     0
Acadia Realty Trust         REIT       004239109         12      445   SH                Sole                     445        0     0
Aetna Inc                   Common     00817Y108        573   11,200   SH                Shared-other N/A      11,200        0     0
Aflac Inc                   Common     001055102        452    8,700   SH                Shared-other N/A       8,700        0     0
Agree Realty Corp           REIT       008492100        508   16,903   SH                Sole                  16,903        0     0
Alexandria Real Estate
Equity                      REIT       015271109        437    6,150   SH                Sole                   6,150        0     0
American Campus Communities REIT       024835100        415    9,151   SH                Sole                   9,151        0     0
Annaly Capital Management
Inc                         REIT       035710409          3      200   SH                Sole                     200        0     0
Apartments Investment       REIT       03748R101        309   10,094   SH                Sole                  10,094        0     0
Associated  Estates
Realty  CP                  REIT       045604105        865   46,441   SH                Sole                  46,441        0     0
AT & T Inc                  Common     00206R102        297    8,100   SH                Shared-other N/A       8,100        0     0
Avalonbay Communities Inc   REIT       053484101      1,991   15,728   SH                Sole                  15,728        0     0
Berkshire Hathaway Inc.     Common     084670702        603    5,800   SH                Shared-other N/A       5,800        0     0
Biomed Realty Trust Inc     REIT       09063H107        602   27,900   SH                Sole                  27,900        0     0
Boston Properties Inc       REIT       101121101      1,624   16,073   SH                Sole                  16,073        0     0
Brandywine Realty Trust     REIT       105368203        240   16,192   SH                Sole                  16,192        0     0
BRE Properties Inc          REIT       05564E106         83    1,700   SH                Sole                   1,700        0     0
Camden Property Trust       REIT       133131102        966   14,063   SH                Sole                  14,063        0     0
CBL & Associates Properties REIT       124830100      2,173   92,062   SH                Sole                  92,062        0     0
CapLease Inc                REIT       140288101      1,628  255,986   SH                Sole                 255,986        0     0
Cedar Shopping Centers Inc  REIT       150602209         56    9,175   SH                Sole                   9,175        0     0
Chevron Corporation         Common     166764100        523    4,400   SH                Shared-other N/A       4,400        0     0
Colonial Properties Trust   REIT       195872106        251   11,098   SH                Sole                  11,098        0     0
Commonwealth Reit           REIT       203233101        237   10,549   SH                Sole                  10,549        0     0
Corporate Office Properties REIT       22002T108        373   13,988   SH                Sole                  13,988        0     0
Cousins Properties Inc      REIT       222795106        103    9,691   SH                Sole                   9,691        0     0
Cubesmart                   REIT       229663109        112    7,100   SH                Sole                   7,100        0     0
DCT Industrial Trust Inc    REIT       233153105         67    9,100   SH                Sole                   9,100        0     0
Ddr Corp                    REIT       23317H102        714   40,964   SH                Sole                  40,964        0     0
Diamondrock Hospitality Co  REIT       252784301        183   19,700   SH                Sole                  19,700        0     0
Digital Realty Trust  Inc   REIT       253868103      1,024   15,300   SH                Sole                  15,300        0     0
Douglas Emmett Inc          REIT       25960P109        167    6,700   SH                Sole                   6,700        0     0
Duke Realty Corp            REIT       264411505        963   56,765   SH                Sole                  56,765        0     0
DuPont Fabros Technology
Inc                         REIT       26613Q106         51    2,112   SH                Sole                   2,112        0     0
EastGroup Properties Inc    REIT       277276101         93    1,600   SH                Sole                   1,600        0     0
Education Realty Trust  Inc REIT       28140H104         34    3,200   SH                Sole                   3,200        0     0
Emerson Electric Co         Common     291011104        419    7,500   SH                Shared-other N/A       7,500        0     0
Equity Lifestyle Properties REIT       29472R108        569    7,403   SH                Sole                   7,403        0     0
Equity One Inc              REIT       294752100         95    3,970   SH                Sole                   3,970        0     0
Equity Residential Props
Trust                       REIT       29476L107      1,717   31,176   SH                Sole                  31,176        0     0
Essex Property Trust Inc    REIT       297178105        379    2,520   SH                Sole                   2,520        0     0
Excel Trust Inc             REIT       30068C109        384   28,200   SH                Sole                  28,200        0     0
Extra Space Storage Inc     REIT       30225T102        216    5,500   SH                Sole                   5,500        0     0
Federal Realty Invs Trust   REIT       313747206        638    5,907   SH                Sole                   5,907        0     0
First Industrial Realty Tr  REIT       32054K103         50    2,900   SH                Sole                   2,900        0     0
First Potomac Realty Trust  REIT       33610F109        132    8,900   SH                Sole                   8,900        0     0
Franlklin Street Properties REIT       35471R106        271   18,514   SH                Sole                  18,514        0     0
General Growth Properties   REIT       370023103        222   11,162   SH                Sole                  11,162        0     0
Glimcher Realty Trust       REIT       379302102        229   19,739   SH                Sole                  19,739        0     0
Government Properties
Income                      REIT       38376A103        381   14,800   SH                Sole                  14,800        0     0
HCP Inc                     REIT       40414L109      1,642   32,950   SH                Sole                  32,950        0     0
Healthcare Realty Trust Inc REIT       421946104        111    3,900   SH                Sole                   3,900        0     0
Health Care Reit Inc        REIT       42217K106      1,099   16,183   SH                Sole                  16,183        0     0
Hersha Hospitality Trust    REIT       427825104          5      900   SH                Sole                     900        0     0
Highwood Properties Inc     REIT       431284108        474   12,000   SH                Sole                  12,000        0     0
Home Properties Inc         REIT       437306103        194    3,060   SH                Sole                   3,060        0     0
Hospitality Properties
Trust                       REIT       44106M102      2,198   80,154   SH                Sole                  80,154        0     0
Host Hotels & Resorts Inc   REIT       44107P104        656   37,548   SH                Sole                  37,548        0     0
ISTAR FINANCIAL INC         REIT       45031U101          2      216   SH                Sole                     216        0     0
Inland Real Estate Corp     REIT       457461200        376   37,300   SH                Sole                  37,300        0     0
Intel Corp                  Common     458140100        594   27,200   SH                Shared-Other N/A      27,200        0     0
Investors Real Estate Trust REIT       461730103         10      992   SH                Sole                     992        0     0
Kilroy Realty Corp          REIT       49427F108        119    2,280   SH                Sole                   2,280        0     0
Kimco Realty Corp           REIT       49446R109      1,352   60,377   SH                Sole                  60,377        0     0
Kite Realty Group Trust     REIT       49803T102         52    7,700   SH                Sole                   7,700        0     0
LTC Properties Inc          REIT       502175102        957   23,556   SH                Sole                  23,556        0     0
LaSalle Hotel Properties    REIT       517942108        477   18,800   SH                Sole                  18,800        0     0
Lexington Realty Trust      REIT       529043101      1,677  142,320   SH                Sole                 142,320        0     0
Liberty Property Trust      REIT       531172104      1,039   26,150   SH                Sole                  26,150        0     0
The Macerich Co             REIT       554382101        685   10,643   SH                Sole                  10,643        0     0
Mack-Cali Realty
Corporation                 REIT       554489104      1,313   45,900   SH                Sole                  45,900        0     0
McKesson Corp               Common     58155Q103        442    4,100   SH                Shared-Other N/A       4,100        0     0
Microsoft Corp              Common     594918104        569   19,900   SH                Shared-Other N/A      19,900        0     0
Mid-America Apartment Comm
Inc                         REIT       59522J103        883   12,800   SH                Sole                  12,800        0     0
Monmouth REIT Class A       REIT       609720107      1,000   89,889   SH                Sole                  89,889        0     0
Natl Health Investors Inc   REIT       63633D104         59      900   SH                Sole                     900        0     0
Omega Healthcare Investors  REIT       681936100      1,130   37,226   SH                Sole                  37,226        0     0
One Liberty Properties Inc  REIT       682406103      1,849   85,094   SH                Sole                  85,094        0     0
PS Business Parks Inc CA    REIT       69360J107        419    5,308   SH                Sole                   5,308        0     0
Parkway Properties Inc      REIT       70159Q104         55    2,973   SH                Sole                   2,973        0     0
Penn Real Estate Invest
Trust                       REIT       709102107        299   15,415   SH                Sole                  15,415        0     0
Pfizer Inc                  Common     717081103        459   15,900   SH                Shared-Other N/A      15,900        0     0
Piedmont Office Realty
Trust                       REIT       720190206        979   49,932   SH                Sole                  49,932        0     0
Post Properties Inc         REIT       737464107        210    4,450   SH                Sole                   4,450        0     0
Prologis Inc                REIT       74340W103        992   24,823   SH                Sole                  24,823        0     0
Public Storage Inc          REIT       74460D109      2,555   16,790   SH                Sole                  16,790        0     0
Ramco Gerhenson Properties  REIT       751452202        152    9,050   SH                Sole                   9,050        0     0
Regency Centers Corp        REIT       758849103        543   10,271   SH                Sole                  10,271        0     0
Retail Properties of
America                     REIT       76131V202         53    3,614   SH                Sole                   3,614        0     0
Rouse Properties Inc        REIT       779287101        440   24,282   SH                Sole                  24,282        0     0
SL Green                    REIT       78440X101        785    9,121   SH                Sole                   9,121        0     0
Sabra Health Care Reit Inc  REIT       78573L106        659   22,734   SH                Sole                  22,734        0     0
Saul Centers Inc            REIT       804395101         22      500   SH                Sole                     500        0     0
Select Income Reit          REIT       81618T100        365   13,800   SH                Sole                  13,800        0     0
Senior Housing Prop Trust   REIT       81721M109        568   21,170   SH                Sole                  21,170        0     0
Simon Property Group Inc    REIT       828806109      5,922   37,346   SH                Sole                  37,346        0     0
Sovran Self Storage Inc     REIT       84610H108        533    8,270   SH                Sole                   8,270        0     0
Stryker Corp                Common     863667101        607    9,300   SH                Shared-Other N/A       9,300        0     0
Sun Communities Inc         REIT       866674104         66    1,340   SH                Sole                   1,340        0     0
Sunstone Hotel Investors
Inc                         REIT       867892101         53    4,328   SH                Sole                   4,328        0     0
Tanger Factory Outlet
Centers                     REIT       875465106        389   10,761   SH                Sole                  10,761        0     0
Taubman Centers Inc         REIT       876664103        601    7,743   SH                Sole                   7,743        0     0
Terreno Realty Corp         REIT       88146M101         97    5,428   SH                Sole                   5,428        0     0
Total System Services Inc   Common     891906109        334   13,500   SH                Shared-Other N/A      13,500        0     0
UDR  Inc                    REIT       902653104      1,432   59,202   SH                Sole                  59,202        0     0
Universal Health Realty
Income                      REIT       91359E105         75    1,300   SH                Sole                   1,300        0     0
Varian Medical Systems      Common     92220P105        612    8,500   SH                Shared-Other N/A       8,500        0     0
Ventas Inc                  REIT       92276F100      2,342   32,015   SH                Sole                  32,015        0     0
Vornado Realty Trust        REIT       929042109      2,667   31,895   SH                Sole                  31,895        0     0
Wal-Mart Stores Inc         Common     931142103        449    6,000   SH                Shared-Other N/A       6,000        0     0
Washington Real Estate Inv  REIT       939653101        971   34,900   SH                Sole                  34,900        0     0
Weingarten Realty Invst     REIT       948741103        820   25,998   SH                Sole                  25,998        0     0
Wells Fargo & Company       Common     949746101        565   15,300   SH                Shared Other N/A      15,300        0     0
Winthrop Realty Trust       REIT       976391300         10      801   SH                Sole                     801        0     0